Lease Assets	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
Lease Assets	Lease Assets

	Building $	Other $	Total $
December 31, 2022	455.0	15.4	470.4
Additions	45.4	2.9	48.3
Acquisitions	14.6	0.4	15.0
Depreciation	(114.7)	(7.0)	(121.7)
Modifications	33.3	0.3	33.6
Reversal of impairment, net	1.6	—	1.6
Foreign exchange	(4.2)	(0.1)	(4.3)
December 31, 2023	431.0	11.9	442.9
Additions	60.3	10.6	70.9
Acquisitions	56.8	4.0	60.8
Depreciation	(117.7)	(9.4)	(127.1)
Modifications	36.4	0.7	37.1
Net impairment	(29.0)	—	(29.0)
Foreign exchange	17.0	1.7	18.7
December 31, 2024	454.8	19.5	474.3

The Company leases buildings for its office spaces across the globe. Lease terms typically range from 1 to 15 years and a weighted average remaining lease term of 6.1 years at December 31, 2024 (2023 - 6.2 years). To provide operational flexibility, the Company includes extension and termination options in certain leases.

The Company leases vehicles and office equipment with terms typically ranging from 1 to 7 years and a weighted average remaining lease term of 2.5 years at December 31, 2024 (2023 - 2.8 years).

The Company also leases IT equipment and other equipment with terms typically ranging from 1 to 5 years. These leases are generally short-term or for low-value assets that the Company has elected not to recognize in lease assets and lease liabilities.

As part of the Company's strategic plan, the real estate lease portfolio was evaluated and resulted in the approval of a formal plan to sublease certain underutilized office spaces resulting from our hybrid working model. This change in use resulted in the recognition of impairment losses, where the carrying amount of the assets exceeded the recoverable amount, determined based on the value in use method. A net impairment charge of $29.0 (2023 - impairment reversal of $1.6) and an onerous contract provision of $6.8 (2023 - $2.5) (note 17) were recognized. The impaired lease assets are primarily within the Canada and United States reportable segments.

	Canada	United States	Global	Total
At December 31, 2024	$	$	$	$
Impairment losses
Lease assets	12.6	14.9	2.4	29.9
Property and equipment	5.2	0.4	0.5	6.1
Impairment reversals	(0.4)	(0.6)	(0.1)	(1.1)
Net impairment of lease assets and property and equipment	17.4	14.7	2.8	34.9
Recoverable amount remaining	—	—	1.3	1.3

In 2023 the Company had impairment losses on lease assets and property and equipment of $2.1 and $2.6, respectively, primarily in the United States. This was offset by impairment reversals on lease assets and property and equipment of $4.4 primarily in Canada and the United States. The aggregate remaining recoverable amounts for previously recorded impairments were $2.8 relating primarily to Global.

Amounts recognized in administrative and marketing expenses	For the year ended December 31,
	2024	2023
	$	$
Rent expense - variable lease payments	52.0	47.5
Rent expense - short-term leases and leases of low-value assets	4.0	2.9
Income from subleases	(3.5)	(2.9)

Total	52.5	47.5

Variable lease payments include operating expenses, real estate taxes, insurance, and other variable costs. Future undiscounted cash flows for short-term leases, leases of low-value assets, variable lease payments, and sublease payments receivable are disclosed in note 20.

Cash outflows for lease liabilities are disclosed in note 31.